Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 19, 2018	May 01, 2018
Fair Value, Separate Account Investment [Line Items]
Restricted assets, excluding illiquid assets	$ 4,306.9	$ 4,156.9
Other investments	109.4	111.4
Total restricted assets	$ 4,416.3	$ 4,268.3
Total as percent of investable assets	58.60%	54.40%
Securities and cash as collateral secured letters of credit	$ 516.8	$ 635.4
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	1,027.9	754.9
Third party
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	2,762.2	2,766.6
Letters of credit / guarantees
Fair Value, Separate Account Investment [Line Items]
Restricted Assets	516.8	635.4
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Restricted Assets			$ 100.0
Other investments	$ 109.4	$ 111.4		$ 13.8	$ 86.2